Document and Entity Information	9 Months Ended
Sep. 30, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	Emerald Bioscience, Inc.
Entity Central Index Key	0001516551
Entity Filer Category	Non-accelerated Filer
Document Type	POS AM
Document Period End Date	Sep. 30, 2019
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Ex Transition Period	false